WARRANTS (Details 2) - USD ($)		1 Months Ended		9 Months Ended	12 Months Ended
	Sep. 01, 2017	Jan. 24, 2018	Aug. 03, 2017	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Exercise Price				$ 44.21	$ 53.19	$ 202.50	$ 202.50	$ 202.50
Number of Warrants				440,231	365,974
Expected life (years)	10 years	10 years	7 years
Risk free rate	1.91%	1.91%	1.73%
Expected volatility	114.00%	114.00%	114.00%
Reclassification Of Employee Stock Options And Warrants [Member]
Number of Warrants					363,307
Remeasured fair value					$ 1,394,164
Warrant One [Member]
Exercise Price				$ 90.00	$ 90.00
Number of Warrants				15,658	15,658
Expiry Date				Mar. 31, 2023	Mar. 31, 2023
Warrant One [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price					$ 90.00
Number of Warrants					15,658
Expiry Date					Mar. 31, 2023
Expected life (years)					5 years
Risk free rate					1.59%
Dividend rate					0.00%
Forfeiture rate					0.00%
Expected volatility					135.00%
Remeasured fair value					$ 116,142
Warrant Two [Member]
Exercise Price				$ 55.71	$ 73.02
Number of Warrants				136,339	104,019
Expiry Date				Feb. 26, 2019	Feb. 26, 2019
Warrant Two [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price					$ 73.02
Number of Warrants					104,019
Expiry Date					Feb. 26, 2019
Expected life (years)					11 months 1 day
Risk free rate					1.59%
Dividend rate					0.00%
Forfeiture rate					0.00%
Expected volatility					135.00%
Remeasured fair value					$ 100,281
Warrant Three [Member]
Exercise Price				$ 55.71	$ 73.02
Number of Warrants				28,531	21,768
Expiry Date				Mar. 27, 2019	Mar. 27, 2019
Warrant Three [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price					$ 73.02
Number of Warrants					21,768
Expiry Date					Mar. 27, 2019
Expected life (years)					1 year
Risk free rate					1.59%
Dividend rate					0.00%
Forfeiture rate					0.00%
Expected volatility					135.00%
Remeasured fair value					$ 24,815
Warrant Four [Member]
Exercise Price				$ 55.71	$ 73.02
Number of Warrants				7,618	5,813
Expiry Date				Mar. 31, 2019	Mar. 31, 2019
Warrant Four [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price					$ 73.02
Number of Warrants					5,813
Expiry Date					Mar. 31, 2019
Expected life (years)					1 year
Risk free rate					1.59%
Dividend rate					0.00%
Forfeiture rate					0.00%
Expected volatility					135.00%
Remeasured fair value					$ 6,769
Warrant Five [Member]
Exercise Price				$ 55.71	$ 73.02
Number of Warrants				59,061	45,061
Expiry Date				Apr. 21, 2019	Apr. 21, 2019
Warrant Five [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price					$ 73.02
Number of Warrants					45,061
Expiry Date					Apr. 21, 2019
Expected life (years)					1 year 29 days
Risk free rate					1.59%
Dividend rate					0.00%
Forfeiture rate					0.00%
Expected volatility					135.00%
Remeasured fair value					$ 58,358
Warrant Six [Member]
Exercise Price				$ 55.71	$ 73.02
Number of Warrants				27,883	21,274
Expiry Date				May 27, 2019	May 27, 2019
Warrant Six [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price					$ 73.02
Number of Warrants					21,274
Expiry Date					May 27, 2019
Expected life (years)					1 year 1 month 28 days
Risk free rate					1.59%
Dividend rate					0.00%
Forfeiture rate					0.00%
Expected volatility					135.00%
Remeasured fair value					$ 32,276
Warrant Seven [Member]
Exercise Price				$ 55.71	$ 73.02
Number of Warrants				27,238	20,782
Expiry Date				Jun. 30, 2019	Jun. 30, 2019
Warrant Seven [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price					$ 73.02
Number of Warrants					20,782
Expiry Date					Jun. 30, 2019
Expected life (years)					1 year 3 months
Risk free rate					1.59%
Dividend rate					0.00%
Forfeiture rate					0.00%
Expected volatility					135.00%
Remeasured fair value					$ 36,116
Warrant Eight [Member]
Exercise Price				$ 34.50	$ 44.28
Number of Warrants				28,527	22,223
Expiry Date				Feb. 26, 2019	Feb. 26, 2019
Warrant Eight [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price					$ 44.28
Number of Warrants					22,223
Expiry Date					Feb. 26, 2019
Expected life (years)					11 months 1 day
Risk free rate					1.59%
Dividend rate					0.00%
Forfeiture rate					0.00%
Expected volatility					135.00%
Remeasured fair value					$ 38,423
Warrant Nine [Member]
Exercise Price				$ 37.50	$ 37.50
Number of Warrants				2,667	2,667
Expiry Date				Jun. 27, 2020	Jun. 27, 2020
Warrant Nine [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price					$ 9.375
Number of Warrants					64,025
Expiry Date					Aug. 14, 2022
Expected life (years)					4 years 4 months 17 days
Risk free rate					1.59%
Dividend rate					0.00%
Forfeiture rate					0.00%
Expected volatility					135.00%
Remeasured fair value					$ 593,355
Warrant Ten [Member]
Exercise Price				$ 9.375	$ 9.375
Number of Warrants				64,025	64,025
Expiry Date				Aug. 14, 2022	Aug. 14, 2022
Warrant Ten [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price					$ 9.375
Number of Warrants					42,684
Expiry Date					Mar. 31, 2022
Expected life (years)					4 years
Risk free rate					1.59%
Dividend rate					0.00%
Forfeiture rate					0.00%
Expected volatility					135.00%
Remeasured fair value					$ 387,529